Allocation of Allowance for Loan Losses (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 6,095,001	$ 5,727,800	$ 4,727,000
Allowance for loan losses, percentage of total	100.00%	100.00%
Commercial Non Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	713,000	582,000
Allowance for loan losses, percentage of total	15.30%	14.00%
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	3,355,000	3,384,000
Allowance for loan losses, percentage of total	57.90%	57.20%
Consumer real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	1,852,000	1,427,000
Allowance for loan losses, percentage of total	24.20%	25.40%
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	175,000	173,000
Allowance for loan losses, percentage of total	2.60%	3.40%
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 0	$ 162,000
Allowance for loan losses, percentage of total	0.00%	0.00%